BETTER 10K - INCOME TAXES - Components of Income (Loss) Before Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S.			$ (863,807)	$ (301,081)
Foreign			(23,895)	(2,430)
Loss before income tax expense	$ (133,528)	$ (397,750)	$ (887,702)	$ (303,511)